GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Capital markets	$ 16,481	$ 12,101
Payroll and benefits	9,965	9,422
Investor relations and marketing media	6,448	2,353
Professional and consulting fees	6,216	3,288
Office and administration	3,679	2,910
Business development	2,090	2,353
Listing fees	257	205
Total	$ 45,136	$ 32,632